Non-controlling interests - Income statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Revenue	$ 3,723,475	$ 4,311,188
Net and total comprehensive income	284,122	462,288
Sale of partial interest in non-controlling interests and equity contributions by non-controlling interest	0	148,990
Distributions made and accrued to non-controlling interests	(185,336)	(84,713)
Total
Disclosure of subsidiaries [line items]
Revenue	929,616	789,149
Net and total comprehensive income	184,839	175,045
Net and total comprehensive income attributable to Methanex non-controlling interests	109,982	108,458
Sale of partial interest in non-controlling interests and equity contributions by non-controlling interest	0	22,545
Distributions made and accrued to non-controlling interests	(185,336)	(84,714)
Methanex Egypt
Disclosure of subsidiaries [line items]
Revenue	258,782	212,339
Net and total comprehensive income	55,428	107,375
Net and total comprehensive income attributable to Methanex non-controlling interests	56,310	77,133
Sale of partial interest in non-controlling interests and equity contributions by non-controlling interest	0	0
Distributions made and accrued to non-controlling interests	(93,696)	(75,996)
Waterfront Shipping Limited
Disclosure of subsidiaries [line items]
Revenue	670,834	576,810
Net and total comprehensive income	129,411	67,670
Net and total comprehensive income attributable to Methanex non-controlling interests	53,672	31,325
Sale of partial interest in non-controlling interests and equity contributions by non-controlling interest	0	22,545
Distributions made and accrued to non-controlling interests	$ (91,640)	$ (8,718)